Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

The Company’s accounts payable and accrued liabilities are comprised of the following:

	December 31, 2023	December 31, 2022
	($)	($)
Accounts payable (Note 12)	82,579	138,276
Due to related parties (Note 12 and Note 14)	177,500	304,623
Accrued liabilities (Note 12)	26,348	79,113
	286,427	522,012